INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Foreign tax exemption expiration date	Mar. 31, 2035
percentage of transportation revenue from sources within the United States	50.00%
revenue tax rate percentage	4.00%
Revenue tax expense		$ 917	$ 900